PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 111,878	$ 25,505
Less: Accumulated depreciation	44,271	11,731
Property, plant and equipment, net	67,607	13,774
Depreciation expenses	6,850	4,400	2,918
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	36,797
Furniture, fixtures and electronic equipment & software
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	47,591	18,096
Transportation equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	2,281	146
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 25,209	$ 7,263